SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment loss recognised on financial assets
Total revenue	$ 279,217	$ 331,046	$ 319,018
Voyage expenses	83,441	149,444	151,705
Vessel operating costs	47,477	33,889	32,657
Gross profit	15,106	20,526	11,093
Interest income	565	1,979	3,787
Interest expense	(16,938)	(11,916)	(6,517)
Share of losses of joint ventures	(945)	(1,420)	(454)
Taxation	(723)	(685)	(1,389)
(Loss) profit for the year	(41,100)	(43,487)	(20,640)
Impairment loss on disposal group (Note 40)	576	0	0
Impairment loss on right-of-use assets	0	2,250	0
Unallocated Total [member]
Impairment loss recognised on financial assets
Vessel revenue		0	0
Ship sale revenue	0	0	0
Other	0	0	0
Total revenue
Voyage expenses	0	0	0
Vessel operating costs	0	0	0
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0	0
Depreciation of ships and ship equipment – right-of-use assets	0	0
Cost of ship sale	0	0	0
Other	0	0	0
Cost of sales
Gross profit
Operating (loss) profit	(2,109)	(2,255)	(6,195)
Interest income	0	0	0
Interest expense	(50)	0	0
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	0		0
Taxation	0	0	0
(Loss) profit for the year	(2,159)	(2,255)	(6,195)
Impairment loss on owned ships	0	0	0
Impairment loss on disposal group (Note 40)	0
Impairment loss on right-of-use assets		0
Impairment loss on goodwill and intangible assets		0
Acquisition of subsidiary (Note 41.1)	0
Capital expenditure	0	0	0
Total [member]
Impairment loss recognised on financial assets
Vessel revenue	234,515	313,156	324,176
Ship sale revenue	47,078	23,899	12,447
Other	1,813	4,560	5,088
Total revenue	283,406	341,615	341,711
Voyage expenses	(81,351)	(135,756)	(140,182)
Vessel operating costs	(49,311)	(41,658)	(47,486)
Charter hire costs	(38,220)	(62,136)	(103,077)
Depreciation of ships, drydocking and plant and equipment– owned assets	(25,057)	(23,244)	(18,895)
Depreciation of ships and ship equipment – right-of-use assets	(26,425)	(30,504)
Cost of ship sale	(47,707)	(24,601)	(11,460)
Other	(994)	(832)	(1,635)
Cost of sales	(269,065)	(318,731)	(322,735)
Gross profit	14,341	22,884	18,976
Operating (loss) profit	(23,137)	(29,456)	(10,374)
Interest income	462	1,910	3,224
Interest expense	(17,526)	(15,256)	(12,023)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(176)		(85)
Taxation	(723)	(685)	(1,384)
(Loss) profit for the year	(41,100)	(43,487)	(20,642)
Impairment loss on owned ships	17,294	16,995	2,862
Impairment loss on disposal group (Note 40)	576
Impairment loss on right-of-use assets		2,250
Impairment loss on goodwill and intangible assets		3,179
Acquisition of subsidiary (Note 41.1)	87,174
Capital expenditure	8,611	107,766	34,495
Adjustments [member]
Impairment loss recognised on financial assets
Vessel revenue	(478)	(4,645)	(20,321)
Ship sale revenue	(4,003)	(7,353)	(3,780)
Other	292	1,429	1,408
Total revenue	(4,189)	(10,569)	(22,693)
Voyage expenses	(2,090)	(13,688)	(11,523)
Vessel operating costs	1,834	7,769	14,829
Charter hire costs	0	468	2,429
Depreciation of ships, drydocking and plant and equipment– owned assets	1,208	5,715	4,801
Depreciation of ships and ship equipment – right-of-use assets	12	55
Cost of ship sale	3,976	7,757	3,785
Other	14	135	489
Cost of sales	4,954	8,211	14,810
Gross profit	765	(2,358)	(7,883)
Operating (loss) profit	1,901	(1,989)	(4,110)
Interest income	103	69	563
Interest expense	588	3,340	5,506
Share of losses of joint ventures	(945)	(1,420)	(454)
Impairment loss recognised on financial assets	(1,647)		(1,498)
Taxation	0	0	(5)
(Loss) profit for the year	0	0	2
Impairment loss on owned ships	(1,012)	0	(2,862)
Impairment loss on disposal group (Note 40)	0
Impairment loss on right-of-use assets		0
Impairment loss on goodwill and intangible assets		0
Acquisition of subsidiary (Note 41.1)	156,709
Capital expenditure	479	(1,565)	(1,776)
Combined Total [Member]
Impairment loss recognised on financial assets
Vessel revenue	234,037	308,511	303,855
Ship sale revenue	43,075	16,546	8,667
Other	2,105	5,989	6,496
Total revenue	279,217	331,046	319,018
Voyage expenses	(83,441)	(149,444)	(151,705)
Vessel operating costs	(47,477)	(33,889)	(32,657)
Charter hire costs	(38,220)	(61,668)	(100,648)
Depreciation of ships, drydocking and plant and equipment– owned assets	(23,849)	(17,529)	(14,094)
Depreciation of ships and ship equipment – right-of-use assets	(26,413)	(30,449)
Cost of ship sale	(43,731)	(16,844)	(7,675)
Other	(980)	(697)	(1,146)
Cost of sales	(264,111)	(310,520)	(307,925)
Gross profit	15,106	20,526	11,093
Operating (loss) profit	(21,236)	(31,445)	(14,484)
Interest income	565	1,979	3,787
Interest expense	(16,938)	(11,916)	(6,517)
Share of losses of joint ventures	(945)	(1,420)	(454)
Impairment loss recognised on financial assets	(1,823)		(1,583)
Taxation	(723)	(685)	(1,389)
(Loss) profit for the year	(41,100)	(43,487)	(20,640)
Impairment loss on owned ships	16,282	16,995	0
Impairment loss on disposal group (Note 40)	576
Impairment loss on right-of-use assets		2,250
Impairment loss on goodwill and intangible assets		3,179
Acquisition of subsidiary (Note 41.1)	243,883
Capital expenditure	9,090	106,201	32,719
Drybulk carrier business [Member]
Impairment loss recognised on financial assets
Vessel revenue	199,215	256,742	263,687
Ship sale revenue	9,181	8,067	8,667
Other	1,234	3,636	3,955
Total revenue	209,630	268,445	276,309
Voyage expenses	(79,750)	(127,757)	(128,753)
Vessel operating costs	(39,795)	(26,585)	(28,249)
Charter hire costs	(34,369)	(56,555)	(86,987)
Depreciation of ships, drydocking and plant and equipment– owned assets	(21,322)	(14,181)	(11,732)
Depreciation of ships and ship equipment – right-of-use assets	(24,686)	(25,059)
Cost of ship sale	(9,351)	(8,280)	(7,676)
Other	(410)	(247)	333
Cost of sales	(209,683)	(258,664)	(263,064)
Gross profit	(53)	9,781	13,245
Operating (loss) profit	(19,292)	(16,170)	(3,964)
Interest income	186	1,325	2,388
Interest expense	(14,956)	(10,107)	(6,749)
Share of losses of joint ventures	0		0
Impairment loss recognised on financial assets	(1)		(24)
Taxation	(522)	(194)	(19)
(Loss) profit for the year	(34,585)	(25,146)	(8,368)
Impairment loss on owned ships	6,160	2,905	0
Impairment loss on disposal group (Note 40)	0
Impairment loss on right-of-use assets		2,250
Impairment loss on goodwill and intangible assets		0
Acquisition of subsidiary (Note 41.1)	87,174
Capital expenditure	8,584	53,104	33,626
Drybulk carrier business [Member] | Handysize [Member]
Impairment loss recognised on financial assets
Vessel revenue	74,641	102,805	116,372
Ship sale revenue	9,181	8,067	8,667
Other	697	1,360	1,670
Total revenue	84,519	112,232	126,709
Voyage expenses	(30,995)	(53,449)	(57,707)
Vessel operating costs	(28,417)	(23,632)	(26,514)
Charter hire costs	(8,827)	(15,162)	(16,091)
Depreciation of ships, drydocking and plant and equipment– owned assets	(12,235)	(10,585)	(9,016)
Depreciation of ships and ship equipment – right-of-use assets	(89)	(114)
Cost of ship sale	(9,351)	(8,280)	(7,676)
Other	(539)	(232)	(550)
Cost of sales	(90,453)	(111,454)	(117,554)
Gross profit	(5,934)	778	9,155
Operating (loss) profit	(17,302)	(11,354)	1,758
Interest income	90	659	1,196
Interest expense	(6,414)	(4,850)	(4,985)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	956		(16)
Taxation	(244)	(95)	113
(Loss) profit for the year	(22,914)	(15,640)	(1,934)
Impairment loss on owned ships	6,160	2,905	0
Impairment loss on disposal group (Note 40)	0
Impairment loss on right-of-use assets		0
Impairment loss on goodwill and intangible assets		0
Acquisition of subsidiary (Note 41.1)	33,078
Capital expenditure	6,874	3,065	26,690
Drybulk carrier business [Member] | Supermax [Member]
Impairment loss recognised on financial assets
Vessel revenue	124,352	153,937	146,097
Ship sale revenue	0	0	0
Other	320	1,218	1,225
Total revenue	124,672	155,155	147,322
Voyage expenses	(48,547)	(74,286)	(71,087)
Vessel operating costs	(13,640)	(4,436)	(3,405)
Charter hire costs	(25,542)	(41,393)	(69,428)
Depreciation of ships, drydocking and plant and equipment– owned assets	(9,087)	(3,596)	(2,716)
Depreciation of ships and ship equipment – right-of-use assets	(24,597)	(24,945)
Cost of ship sale	0	0	0
Other	129	(15)	24
Cost of sales	(121,284)	(148,671)	(146,612)
Gross profit	3,388	6,484	710
Operating (loss) profit	(2,224)	(4,910)	(5,993)
Interest income	96	666	1,190
Interest expense	(8,542)	(5,257)	(1,764)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(957)		(8)
Taxation	(278)	(99)	(131)
(Loss) profit for the year	(11,905)	(9,600)	(6,706)
Impairment loss on owned ships	0	0	0
Impairment loss on disposal group (Note 40)	0
Impairment loss on right-of-use assets		2,250
Impairment loss on goodwill and intangible assets		0
Acquisition of subsidiary (Note 41.1)	54,096
Capital expenditure	1,671	50,008	6,629
Drybulk carrier business [Member] | Others [Member]
Impairment loss recognised on financial assets
Vessel revenue	222	0	1,218
Ship sale revenue	0	0	0
Other	217	1,058	1,060
Total revenue	439	1,058	2,278
Voyage expenses	(208)	(22)	41
Vessel operating costs	2,262	1,483	1,670
Charter hire costs	0	0	(1,468)
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0	0
Depreciation of ships and ship equipment – right-of-use assets	0	0
Cost of ship sale	0	0	0
Other	0	0	859
Cost of sales	2,054	1,461	1,102
Gross profit	2,493	2,519	3,380
Operating (loss) profit	234	94	271
Interest income	0	0	2
Interest expense	0	0	0
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	0		0
Taxation	0	0	(1)
(Loss) profit for the year	234	94	272
Impairment loss on owned ships	0	0	0
Impairment loss on disposal group (Note 40)	0
Impairment loss on right-of-use assets		0
Impairment loss on goodwill and intangible assets		0
Acquisition of subsidiary (Note 41.1)	0
Capital expenditure	39	31	307
Tanker business [Member]
Impairment loss recognised on financial assets
Vessel revenue	35,300	56,414	60,489
Ship sale revenue	37,897	15,832	3,780
Other	579	924	1,133
Total revenue	73,776	73,170	65,402
Voyage expenses	(1,601)	(7,999)	(11,429)
Vessel operating costs	(9,516)	(15,073)	(19,237)
Charter hire costs	(3,851)	(5,581)	(16,090)
Depreciation of ships, drydocking and plant and equipment– owned assets	(3,735)	(9,063)	(7,163)
Depreciation of ships and ship equipment – right-of-use assets	(1,739)	(5,445)
Cost of ship sale	(38,356)	(16,321)	(3,784)
Other	(584)	(585)	(1,968)
Cost of sales	(59,382)	(60,067)	(59,671)
Gross profit	14,394	13,103	5,731
Operating (loss) profit	(1,736)	(11,031)	(215)
Interest income	276	585	836
Interest expense	(2,520)	(5,149)	(5,274)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(175)		(61)
Taxation	(201)	(491)	(1,365)
(Loss) profit for the year	(4,356)	(16,086)	(6,079)
Impairment loss on owned ships	11,134	14,090	2,862
Impairment loss on right-of-use assets		0
Impairment loss on goodwill and intangible assets	576	3,179
Acquisition of subsidiary (Note 41.1)	0
Capital expenditure	27	54,662	869
Tanker business [Member] | MR tanker [Member]
Impairment loss recognised on financial assets
Vessel revenue	23,412	37,813	37,911
Ship sale revenue	28,814	7,352	0
Other	0	0	0
Total revenue	52,226	45,165	37,911
Voyage expenses	(15)	(5,502)	(7,966)
Vessel operating costs	(7,160)	(10,194)	(11,313)
Charter hire costs	(3,851)	(5,581)	(16,090)
Depreciation of ships, drydocking and plant and equipment– owned assets	(1,375)	(5,305)	(3,157)
Depreciation of ships and ship equipment – right-of-use assets	(1,739)	(5,420)
Cost of ship sale	(29,408)	(7,757)	0
Other	(345)	(139)	(1,269)
Cost of sales	(43,893)	(39,898)	(39,795)
Gross profit	8,333	5,267	(1,884)
Operating (loss) profit	(1,082)	(7,459)	(7,368)
Interest income	158	368	536
Interest expense	(1,585)	(3,214)	(3,249)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	370		(37)
Taxation	(145)	(215)	158
(Loss) profit for the year	(2,284)	(10,520)	(9,960)
Impairment loss on owned ships	8,038	8,124	1,262
Impairment loss on disposal group (Note 40)	0
Impairment loss on right-of-use assets		0
Impairment loss on goodwill and intangible assets		1,589
Acquisition of subsidiary (Note 41.1)	0
Capital expenditure	0	54,000	0
Tanker business [Member] | Small tanker [Member]
Impairment loss recognised on financial assets
Vessel revenue	6,647	13,419	17,395
Ship sale revenue	9,083	8,480	3,780
Other	0	0	0
Total revenue	15,730	21,899	21,175
Voyage expenses	(1,586)	(2,497)	(3,463)
Vessel operating costs	(2,713)	(5,743)	(8,960)
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	(471)	(1,489)	(1,738)
Depreciation of ships and ship equipment – right-of-use assets	0	(25)
Cost of ship sale	(9,079)	(8,564)	(3,784)
Other	(239)	(444)	(697)
Cost of sales	(14,088)	(18,762)	(18,642)
Gross profit	1,642	3,137	2,533
Operating (loss) profit	(3,021)	(5,774)	(922)
Interest income	88	180	258
Interest expense	(240)	(893)	(921)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	0		(21)
Taxation	(24)	(296)	262
(Loss) profit for the year	(3,197)	(6,783)	(1,344)
Impairment loss on owned ships	3,096	5,966	1,600
Impairment loss on disposal group (Note 40)	576
Impairment loss on right-of-use assets		0
Impairment loss on goodwill and intangible assets		1,590
Acquisition of subsidiary (Note 41.1)	0
Capital expenditure	0	605	815
Tanker business [Member] | Others [Member]
Impairment loss recognised on financial assets
Vessel revenue	5,241	5,182	5,183
Ship sale revenue	0	0	0
Other	579	924	1,133
Total revenue	5,820	6,106	6,316
Voyage expenses	0	0	0
Vessel operating costs	357	864	1,036
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	(1,889)	(2,269)	(2,268)
Depreciation of ships and ship equipment – right-of-use assets	0	0
Cost of ship sale	131	0	0
Other	0	(2)	(2)
Cost of sales	(1,401)	(1,407)	(1,234)
Gross profit	4,419	4,699	5,082
Operating (loss) profit	2,367	2,202	8,075
Interest income	30	37	42
Interest expense	(695)	(1,042)	(1,104)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(545)		(3)
Taxation	(32)	20	(1,785)
(Loss) profit for the year	1,125	1,217	5,225
Impairment loss on owned ships	0	0	0
Impairment loss on disposal group (Note 40)	0
Impairment loss on right-of-use assets		0
Impairment loss on goodwill and intangible assets		0
Acquisition of subsidiary (Note 41.1)	0
Capital expenditure	$ 27	$ 57	$ 54